Settlement Processing Assets and Obligations (Tables)	12 Months Ended
May. 31, 2015
Offsetting [Abstract]
Offsetting Assets and Liabilities
As of May 31, 2015 and 2014, settlement processing assets and obligations consisted of the following:

	2015	2014

	(in thousands)
Settlement processing assets:
Interchange reimbursement	$186,660	$217,806
Receivable from Members	294,837	206,322
Receivable from networks	1,919,148	430,763
Exception items	4,920	5,573
Merchant Reserves	(10,743)	(79,547)
	$2,394,822	$780,917

Settlement processing obligations:
Interchange reimbursement	$68,444	$54,459
Liability to Members	(628)	(5,490)
Liability to merchants	(1,931,390)	(407,651)
Exception items	5,331	6,313
Merchant Reserves	(169,442)	(96,622)
Reserve for operating losses	(1,286)	(1,725)
Reserve for sales allowances	(4,929)	(601)
	$(2,033,900)	$(451,317)